UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 100.1%
	Shares	Value
CONSUMER DISCRETIONARY — 10.9%
Chuy’s Holdings *	10	$174
CSS Industries	15	281
Flexsteel Industries	15	321
Full House Resorts *	135	368
Hooker Furniture	47	554
Jamba *	499	1,367
Johnson Outdoors, Cl A *	79	1,653
Luby’s *	230	1,525
Marine Products	50	273
MarineMax *	145	1,079
Rocky Brands *	46	531
Ruth’s Hospitality Group *	161	1,082
Spartan Motors	288	1,469

		10,677

CONSUMER STAPLES — 1.1%
Lifeway Foods	58	612
Omega Protein *	50	417

		1,029

ENERGY — 4.9%
Bolt Technology	105	1,528
Energy Partners *	85	1,437
Evolution Petroleum *	43	359
Gulf Island Fabrication	30	834
Gulfport Energy *	29	597
TGC Industries *	1	7

		4,762

FINANCIALS — 23.5%
Agree Realty (A)	20	471
Bank Mutual	185	788
Bridge Capital Holdings *	25	388

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — (continued)
Cardinal Financial	50	$640
Cowen Group, Cl A *	240	600
First Bancorp	70	1,176
First Busey	290	1,351
First M&F	27	169
Fox Chase Bancorp	58	864
Franklin Financial *	35	565
HFF, Cl A *	90	1,176
HomeTrust Bancshares *	77	956
ICG Group *	145	1,296
Metro Bancorp *	21	263
Middleburg Financial	29	469
MPG Office Trust * (A)	170	503
MutualFirst Financial	20	223
National Interstate	35	917
Newport Bancorp *	143	1,995
North Valley Bancorp *	38	494
Northrim BanCorp	34	685
OmniAmerican Bancorp *	45	945
Park Sterling *	225	1,033
Territorial Bancorp	66	1,551
TF Financial	97	2,197
TICC Capital	131	1,276

		22,991

HEALTH CARE — 12.7%
Astex Pharmaceuticals *	265	657
AtriCure *	160	1,339
BioScrip *	190	1,208
Cutera *	149	1,019
Derma Sciences *	90	901
Digirad *	575	1,150
IRIS International *	50	520

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — (continued)
MModal *	15	$215
Natus Medical *	90	1,113
Sharps Compliance *	315	914
Spectranetics *	135	1,593
Streamline Health Solutions *	12	52
Synergetics USA *	185	923
TearLab *	90	330
Uroplasty *	125	486

		12,420

INDUSTRIALS — 22.5%
Active Power *	1,000	840
Aegean Marine Petroleum Network	180	1,021
Ceco Environmental	159	1,272
Columbus McKinnon *	89	1,309
Commercial Vehicle Group *	63	486
Frozen Food Express Industries *	773	1,175
Gorman-Rupp	44	1,222
GP Strategies *	68	1,163
Graham	62	1,057
Hurco *	73	1,489
Insteel Industries	160	1,593
Mfri *	44	293
MYR Group *	30	490
Northwest Pipe *	60	1,461
Perma-Fix Environmental Services *	70	74
PMFG *	54	432
Primoris Services	90	1,111
SIFCO Industries	96	1,848
Sparton *	139	1,361
Trex *	43	1,096
US Ecology	43	839

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — (continued)
XPO Logistics *	25	$318

		21,950

INFORMATION TECHNOLOGY — 18.5%
Accelrys *	145	1,177
Actuate *	40	258
CalAmp *	100	753
Callidus Software *	142	658
CIBER *	135	506
Cray *	85	1,057
Datalink *	65	511
Electro Scientific Industries	60	745
Integrated Silicon Solution *	105	1,022
Lionbridge Technologies *	130	401
Marchex, Cl A	76	264
Mercury Computer Systems *	20	233
Move *	175	1,612
Nanometrics *	45	683
Perficient *	42	558
PRGX Global *	72	547
Reis *	101	1,050
Rudolph Technologies *	75	750
SciQuest *	80	1,362
Seachange International *	130	984
Silicon Image *	68	267
SPS Commerce *	30	970
support.com *	330	940
Vocus *	45	779

		18,087

MATERIALS — 5.0%
American Pacific *	132	1,341
Landec *	172	1,374
Olympic Steel	38	595

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — (continued)
Penford *	28	$221
TOR Minerals International *	15	210
UFP Technologies *	32	524
Universal Stainless & Alloy *	18	614

		4,879

UTILITIES — 1.0%
Chesapeake Utilities	13	594
Unitil	14	372

		966

TOTAL COMMON STOCK

(Cost $100,554)		97,761

SHORT-TERM INVESTMENT — 0.3%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (B) (Cost $320)	320	320

TOTAL INVESTMENTS — 100.4%

(Cost $100,874) †		$98,081

Percentages are based on Net Assets of $97,682.
*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of July 31, 2012.

Cl—Class

As of July 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For the quarter ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended , July 31, 2012, there were no level 3 investments.

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $100,874, and the unrealized appreciation and depreciation were $5,073 and $(7,866), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012